EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

(US $ millions, except share and per share information, unless otherwise noted)	2019	2018
(Loss) earnings available to common shareholders	$(42)	$371
Common shares (millions):
Weighted average number of common shares outstanding	81.8	86.5
Dilutive stock options(1)	—	0.4
Diluted number of common shares	81.8	86.9
(Loss) earnings per common share:
Basic	$(0.51)	$4.29
Diluted	(0.51)	4.27

(1)
Applicable if dilutive and when the weighted average daily closing share price for the year was greater than the exercise price for stock options. At December 31, 2019, there were 0.9 million stock options (December 31, 2018 – 0.2 million) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.